General Information - Schedule of Consolidated Financial Information Subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total assets	₩ 175,425	₩ 173,174
Total liabilities	59,659	97,622
Revenue	360,967	286,770	₩ 141,623
Profit (loss) for the year	39,730	31,386	₩ 13,314
Gravity Interactive, Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total assets	39,296	79,806
Total liabilities	29,112	80,017
Revenue	230,029	84,329
Profit (loss) for the year	12,804	(2,511)
Gravity Entertainment Corp.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total assets	44	509
Total liabilities	52	96
Revenue	263	157
Profit (loss) for the year	(443)	30
NeoCyon, Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total assets	9,145	6,620
Total liabilities	6,728	5,210
Revenue	25,347	22,783
Profit (loss) for the year	(982)	(2,057)
Gravity Communications Co.,Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total assets	19,964	8,231
Total liabilities	8,227	2,352
Revenue	21,811	2,201
Profit (loss) for the year	5,637	205
PT. Gravity Game Link
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total assets	960
Total liabilities	202
Revenue	745
Profit (loss) for the year	(437)
Gravity Game Tech Co.,Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total assets	4,008
Total liabilities	2,624
Revenue	2,295
Profit (loss) for the year	(1,973)
Gravity Game Arise Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total assets	1,841
Total liabilities	1,343
Revenue	771
Profit (loss) for the year	₩ (35)
Gravity Games Corp.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Revenue		12
Profit (loss) for the year		₩ 4,165